Lease (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Expected future lease payments and lease revenues

The Group entered into operating lease agreements and sublease agreements in relation to rented office space and the expected future lease payments and lease revenues as of December 31, 2017 are as follows:

(In millions of won)
	Minimum lease payments		Revenues
Less than 1 year	￦	49,289	1,926
1~5 years		101,872	916

	￦	151,161	2,842